Note 3 - Acquisitions (Detail) - Pro Forma Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pro forma revenues	$ 483,203	$ 485,739
Pro forma net loss	$ (6,594)	$ (3,192)
Basic and diluted (in Dollars per share)	$ (0.19)	$ (0.14)